Earnings Per Share (EPS)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings Per Share (EPS)

Note 5 - Earnings Per Share (“EPS”)

Basic EPS is computed by dividing net income (loss) by the basic weighted-average number of shares outstanding during the period.

Diluted EPS is computed by dividing net income by the diluted weighted-average number of shares outstanding during the period and, accordingly, reflects the potential dilution that could occur if securities or other agreements to issue common stock, such as stock options, were exercised, settled or converted into common stock and were dilutive. The diluted weighted-average number of shares used in our diluted EPS calculation is determined using the treasury stock method for stock options and warrants, and the if-converted method for convertible notes. Under the if-converted method, the convertible notes are assumed to have been converted at the beginning of the period or at time of issuance, if later, and the resulting common shares are included in the denominator. For periods in which we recognize losses, the calculation of diluted loss per share is the same as the calculation of basic loss per share.

Unvested awards of share-based payments with rights to receive dividends or dividend equivalents, such as our restricted stock awards, are considered to be participating securities, and therefore, the two-class method is used for purposes of calculating EPS. Under the two-class method, a portion of net income is allocated to these participating securities and is excluded from the calculation of EPS allocated to common stock. Our restricted stock awards are subject to forfeiture and restrictions on transfer until vested and have identical voting, income and distribution rights to the unrestricted common shares outstanding.

Our weighted average unvested restricted stock awards outstanding were 2,328,043 and 114,282 for the three months ended September 30, 2021, and 2020, respectively, and 1,438,505 and 146,109 for the nine months ended September 30, 2021, and 2020, respectively.

Weighted average unvested restricted stock awards outstanding for the three months ended September 30, 2021 were not included in the computation of our diluted EPS, as inclusion would have been anti-dilutive, however for the three months ended September 30, 2020 and nine months ended September 30, 2021 and 2020, they were included as they would have been dilutive.

The calculations of basic and diluted EPS are as follows:

	Three Months Ended September 30, 2021			Three Months Ended September 30, 2020
		Weighted			Weighted
		Average	Loss		Average	Earnings
	Net	Shares	Per	Net	Shares	Per
	Loss	Outstanding	Share	Income	Outstanding	Share
	(in thousands, except per share data)			(in thousands, except per share data)
Basic:
As reported	$(195)	33,064		$4,689	23,252
Amounts allocated to unvested restricted shares	—	—		(23)	(114)
Amounts available to common stockholders	$(195)	33,064	$(0.01)	$4,666	23,138	$0.20
Diluted:
Amounts allocated to unvested restricted shares	—	—		23	114
Amounts reallocated to unvested restricted shares	—	—		(23)	—
Amounts available to stockholders and assumed conversions	$(195)	33,064	$(0.01)	$4,666	23,252	$0.20

	Nine Months Ended September 30, 2021			Nine Months Ended September 30, 2020
		Weighted			Weighted
		Average	Earnings		Average	Earnings
	Net	Shares	Per	Net	Shares	Per
	Income	Outstanding	Share	Income	Outstanding	Share
	(in thousands, except per share data)			(in thousands, except per share data)
Basic:
As reported	$420	27,812		$11,525	23,192
Amounts allocated to unvested restricted shares and warrants	(22)	(1,439)		(73)	(146)
Amounts available to common stockholders	$398	26,373	$0.02	$11,452	23,046	$0.50
Diluted:
Amounts allocated to unvested restricted shares	23	1,439		73	146
Stock warrants	—	3,964		—	—
Incremental shares to be issued for convertible note	31	10,000		—	—
Amounts reallocated to unvested restricted shares	(23)	—		(73)	—
Amounts available to stockholders and assumed conversions	$429	41,776	$0.01	$11,452	23,192	$0.49

Note 12—Earnings Per Share (“EPS”)

Basic EPS is computed by dividing net income by the basic weighted-average number of shares outstanding during the period.

Diluted EPS is computed by dividing net income by the diluted weighted-average number of shares outstanding during the period and, accordingly, reflects the potential dilution that could occur if securities or other agreements to issue common stock, such as stock options, were exercised, settled or converted into common stock and were dilutive. The diluted weighted-average number of shares used in our diluted EPS calculation is determined using the treasury stock method.

Unvested awards of share-based payments with rights to receive dividends or dividend equivalents, such as our restricted stock awards, are considered to be participating securities, and therefore, the two-class method is used for purposes of calculating EPS. Under the two-class method, a portion of net income is allocated to these participating securities and is excluded from the calculation of EPS allocated to common stock. Our restricted stock awards are subject to forfeiture and restrictions on transfer until vested and have identical voting, income and distribution rights to the unrestricted common shares outstanding.

Our weighted average unvested restricted stock awards outstanding were 153,612 and 424,531 for the years ended December 31, 2020 and 2019, respectively.

The calculations of basic and diluted EPS are as follows:

	Years Ended December 31, 2020			Years Ended December 31, 2019
	Net Income	Weighted Average Shares Outstanding	Earnings Per Share	Net Income	Weighted Average Shares Outstanding	Earnings Per Share
	(in thousands, except per share data)			(in thousands, except per share data)
Basic:
As reported	$16,009	23,230		$9,950	23,141
Amounts allocated to unvested restricted shares	(106)	(154)		(183)	(425)
Amounts available to common stockholders	$15,903	23,076	$0.69	$9,767	22,716	$0.43
Diluted:
Amounts allocated to unvested restricted shares	106	154		183	425
Non participating share units		—			—
Amounts reallocated to unvested restricted shares	(107)	—		(186)	—
Amounts available to stockholders and assumed conversions	$15,902	23,230	$0.68	$9,764	23,141	$0.42